Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Trading Symbol	MACK
Entity Registrant Name	MERRIMACK PHARMACEUTICALS INC
Entity Central Index Key	0001274792